TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

6.   TRADE AND OTHER RECEIVABLES

The breakdown of trade and other receivables is as follows:

	2016	2017
Trade receivables	10,353	13,553
Provision for impairment of receivables	(2,990)	(4,331)
Net	7,363	9,222
Other receivables	542	346
Provision for impairment of receivables	(5)	(4)
Net	537	342
Total trade and other receivables	7,900	9,564

Trade receivables arise from services provided to both retail and non-retail customers, with details as follows:

a.    By debtor

(i)   Related parties

	2016	2017
State-owned enterprises	151	721
Government agencies	676	519
Indonusa	431	465
PT Indosat Tbk (“Indosat”)	370	372
Others	348	670
Total	1,976	2,747
Provision for impairment of receivables	(488)	(883)
Net	1,488	1,864

(ii)  Third parties

	2016	2017
Individual and business subscribers	7,125	9,289
Overseas international carriers	1,252	1,517
Total	8,377	10,806
Provision for impairment of receivables	(2,502)	(3,448)
Net	5,875	7,358

b.    By age

(i)   Related parties

	2016	2017
Up to 3 months	1,065	1,721
3 to 6 months	100	107
More than 6 months	811	919
Total	1,976	2,747
Provision for impairment of receivables	(488)	(883)
Net	1,488	1,864

(ii)  Third parties

	2016	2017
Up to 3 months	5,191	6,493
3 to 6 months	597	681
More than 6 months	2,589	3,632
Total	8,377	10,806
Provision for impairment of receivables	(2,502)	(3,448)
Net	5,875	7,358

(iii)  Aging of total trade receivables

	2016		2017
		Provision for		Provision for
		impairment of		impairment of
	Gross	receivables	Gross	receivables
Not past due	4,535	177	6,788	920
Past due up to 3 months	1,721	401	1,426	281
Past due more than 3 to 6 months	697	495	788	258
Past due more than 6 months	3,400	1,917	4,551	2,872
Total	10,353	2,990	13,553	4,331

The Group has made provision for impairment of trade receivables based on the collective assessment of historical impairment rates and individual assessment of its customers’ credit history. The Group does not apply a distinction between related party and third party receivables in assessing amounts past due. As of December 31, 2016 and 2017, the carrying amounts of trade receivables of the Group considered past due but not impaired amounted to Rp3,005 billion and Rp3,354 billion, respectively. Management believes that receivables past due but not impaired, along with trade receivables that are neither past due nor impaired, are due from customers with good credit history and are expected to be recoverable.

c.    By currency

(i)   Related parties

	2016	2017
Rupiah	1,976	2,706
U.S. dollar	0	41
Others	0	0
Total	1,976	2,747
Provision for impairment of receivables	(488)	(883)
Net	1,488	1,864

(ii)  Third parties

	2016	2017
Rupiah	6,889	9,781
U.S. dollar	1,437	968
Australian dollar	40	19
Others	11	38
Total	8,377	10,806
Provision for impairment of receivables	(2,502)	(3,448)
Net	5,875	7,358

d.   Movements in the provision for impairment of receivables

	2016	2017
Beginning balance	3,048	2,990
Provision recognized during the year (Note 27)	743	1,494
Receivables written off	(801)	(153)
Ending balance	2,990	4,331

The receivables written off relate to both related party and third party trade receivables.

Management believes that the provision for impairment of trade receivables is adequate to cover losses on uncollectible trade receivables.

As of December 31, 2017, certain trade receivables of the subsidiaries amounting to Rp6,888 billion have been pledged as collateral under lending agreements (Notes 16 and 17c).

Refer to Note 31 for details of related party transactions.